Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Regulatory Assets [Line Items]
Total regulatory assets	$ 3,698	$ 3,588
Less: Current portion	(570)	(470)
Long-term regulatory assets	3,128	3,118
Regulatory Liabilities [Line Items]
Total regulatory liabilities	3,073	3,103
Less: Current portion	(430)	(441)
Long-term regulatory liabilities	2,643	2,662
Deferred income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,309	1,361
Asset removal cost provision
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,189	1,206
Renewable energy surcharge
Regulatory Liabilities [Line Items]
Total regulatory liabilities	97	100
Rate stabilization and related accounts
Regulatory Liabilities [Line Items]
Total regulatory liabilities	94	104
Energy efficiency liability
Regulatory Liabilities [Line Items]
Total regulatory liabilities	77	83
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Liabilities [Line Items]
Total regulatory liabilities	55	17
Employee future benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	16	43
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	236	189
Deferred income taxes
Regulatory Assets [Line Items]
Total regulatory assets	1,732	1,697
Employee future benefits
Regulatory Assets [Line Items]
Total regulatory assets	553	588
Deferred energy management costs
Regulatory Assets [Line Items]
Total regulatory assets	349	334
Rate stabilization and related accounts
Regulatory Assets [Line Items]
Total regulatory assets	277	213
Deferred lease costs
Regulatory Assets [Line Items]
Total regulatory assets	124	122
Manufactured gas plant site remediation deferral
Regulatory Assets [Line Items]
Total regulatory assets	100	107
Derivatives | Energy contracts subject to regulatory deferral
Regulatory Assets [Line Items]
Total regulatory assets	75	73
Regulatory Liabilities [Line Items]
Total regulatory liabilities	55	17
AESO charges deferral
Regulatory Assets [Line Items]
Total regulatory assets	52	35
Generation early retirement costs
Regulatory Assets [Line Items]
Total regulatory assets	50	55
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 386	$ 364